Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities, available for sale, amortized cost	$ 10,924,244	$ 10,435,497
Equity securities, cost	14,875	14,875
Long-term debt, fair value	1,294,192
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	320,000,000	320,000,000
Common stock, shares issued	112,312,123	119,812,123
Common stock, shares held in treasury	11,732,658	947,497
Long-term Debt [Member]
Long-term debt, fair value	$ 947,142	$ 933,336